Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities:
Net loss	$ 4,244	$ 16,525	$ 65,538
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	16,699	5,044	3,443
Contingent consideration fair value adjustment	(46,291)	0	0
Amortization of debt discounts and issuance costs	1,321	0	0
Loss on extinguishment of debt	1,836	0	0
Interest accrual on subordinated debt	0	0	1,862
Share-based compensation expense	1,072	53	161
Deferred compensation	(482)	944	(446)
Allowance for doubtful accounts	(174)	81	(11,942)
Deferred income taxes	(12,017)	11,451	(14,687)
Other, net	1,034	(244)	(847)
Changes in operating assets and liabilities:
Accounts receivable	(36,430)	8,915	(21,089)
Costs and estimated earnings in excess of billings on uncompleted contracts	(2,901)	(4,470)	2,093
Prepaid expenses and other assets	(2,123)	587	(539)
Accounts payable and accrued liabilities	95,398	(27,212)	17,862
Billings in excess of costs and estimated earnings on uncompleted contracts	25,832	(20,783)	12,182
Net cash provided by (used in) operating activities	47,018	(9,109)	53,591
Cash flows from investing activities:
Company-owned life insurance	396	(2,036)	(514)
Purchases of property, plant and equipment	(4,230)	(2,248)	(2,821)
Proceeds from sale of property, plant and equipment	690	776	335
Acquisition of businesses, net of cash acquired	(166,690)	0	0
Net cash provided by (used in) investing activities	(169,834)	(3,508)	(3,000)
Cash flows from financing activities:
Proceeds from long-term debt and line of credit - short-term	497,272	33,674	0
Payments on long-term debt	(155,359)	0	0
Payments on line of credit - short-term	(38,447)	0	(27,946)
Extinguishment of debt	(53,549)	0	0
Debt financing fees	(26,641)	0	0
Payments on capital lease obligations	(7,138)	(3,049)	(1,671)
Distributions	0	(34,738)	0
Preferred dividends	(1,072)	0	0
Merger recapitalization transaction	(25,816)	0	0
Net cash provided by (used in) financing activities	189,250	(4,113)	(29,617)
Effect of currency translation on cash	0	0	633
Net change in cash and cash equivalents	66,434	(16,730)	21,607
Cash and cash equivalents, beginning of the period	4,877	21,607	0
Cash and cash equivalents, end of the period	71,311	4,877	21,607
Supplemental disclosures:
Cash paid for interest	10,817	2,221	1,189
Cash paid (refund) for income taxes	(962)	3,686	2,673
Acquisition of assets/liabilities through capital lease	48,951	18,309	7,501
Merger-related contingent consideration	69,373	0	0
Issuance of common stock	95,558	0	0
Issuance of preferred stock	34,965	0	0
Preferred dividends declared	525	0	0
Conversion of subordinated debt into equity	0	0	23,287
Distribution of land and building	$ 0	$ 4,734	$ 0